Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within one year	¥ 93,185	¥ 104,067
After one year but not more than five years	150,467	181,393
Later than five years	0	3,888
Operating Leases, Future Minimum Payments Due	¥ 243,652	¥ 289,348